Shareholder Report	12 Months Ended	62 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Hastings Street Trust
Entity Central Index Key	0000035348
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Fidelity Series Emerging Markets Debt Local Currency Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Emerging Markets Debt Local Currency Fund
Class Name	Fidelity® Series Emerging Markets Debt Local Currency Fund
Trading Symbol	FSEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Emerging Markets Debt Local Currency Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Emerging Markets Debt Local Currency Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Emerging-markets local debt achieved a strong gain in 2025, leading widespread advances among major fixed-income categories. Noteworthy drivers include U.S. dollar weakness versus most EM currencies, the U.S. Federal Reserve's September decision to continue easing its monetary policy, strong investor appetite for higher-yielding assets, improved fundamentals and country-specific developments.
•Against this backdrop, currency exposure and security selection were the primary detractors from the fund's performance versus the benchmark, the J.P. Morgan Government Bond Index - Emerging Markets Global Diversified Index, for the year. This included an out-of-benchmark allocation to multinational bonds.
•Our security choices in Colombia also weighed on relative performance, as did non-benchmark exposure to the United States.
•Security selection and an underweight, on average, in Malaysia was another noteworthy relative detractor.
•In contrast, the biggest country contributor to performance versus the benchmark was an underweight in China, given the underperformance of this market.
•Other relative contributors included an underweight in India, security selection and an underweight in Thailand, and an overweight in Brazil. The fund's cash position was a strong relative contributor in 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 30, 2020 through December 31, 2025. Initial investment of $10,000. Fidelity® Series Emerging Markets Debt Local Currency Fund $10,000 $10,874 $9,943 $9,162 $10,402 $10,137 J.P. Morgan GBI-EM Global Diversified Index $10,000 $10,916 $9,961 $8,797 $9,914 $9,678 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Series Emerging Markets Debt Local Currency Fund 19.35% 2.16% 3.76% J.P. Morgan GBI-EM Global Diversified Index 19.26% 1.12% 2.81% A From October 30, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 473,016,297	$ 473,016,297
Holdings Count | shares	246	246
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$473,016,297
Number of Holdings	246
Total Advisory Fee	$0
Portfolio Turnover	59%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 0.5 AAA 1.9 AA 4.9 A 2.9 BBB 17.9 BB 10.6 Not Rated 48.6 Short-Term Investments and Net Other Assets (Liabilities) 12.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 0.5 AAA - 1.9 AA - 4.9 A - 2.9 BBB - 17.9 BB - 10.6 Not Rated - 48.6 Short-Term Investments and Net Other Assets (Liabilities) - 12.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 84.0 Corporate Bonds 2.8 U.S. Treasury Obligations 0.5 Short-Term Investments and Net Other Assets (Liabilities) 12.7 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 84.0 Corporate Bonds - 2.8 U.S. Treasury Obligations - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 12.7 United States 13.2 Mexico 10.1 Indonesia 9.1 Brazil 7.9 South Africa 7.2 India 6.8 China 4.7 Malaysia 4.7 Poland 4.7 Others 31.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 13.2 Mexico - 10.1 Indonesia - 9.1 Brazil - 7.9 South Africa - 7.2 India - 6.8 China - 4.7 Malaysia - 4.7 Poland - 4.7 Others - 31.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) United Mexican States 10.1 Indonesia Government 9.1 South African Republic 7.2 Republic of India 6.8 Peoples Republic of China 4.7 Malaysia Government 4.7 Republic of Poland 4.7 Romanian Republic 4.7 Kingdom of Thailand 4.6 Czech Republic 4.3 60.9
Fidelity Series Emerging Markets Debt Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Emerging Markets Debt Fund
Class Name	Fidelity® Series Emerging Markets Debt Fund
Trading Symbol	FEDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Emerging Markets Debt Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Emerging Markets Debt Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Emerging-markets debt achieved a strong gain in 2025, leading widespread advances among major fixed-income categories. Noteworthy drivers included the U.S. Federal Reserve's September decision to continue easing its monetary policy, strong investor appetite for higher-yielding assets, improved fundamentals and country-specific developments.
•Against this backdrop, country positioning was the primary contributor to the fund's performance versus the benchmark, the J.P. Morgan Emerging Markets Bond Index Global Diversified Index, for the year. This included security selection and an overweight in Venezuela, which was the top country contributor by a wide margin, given the market's roughly 99% gain in 2025.
•It helped to underweight several investment-grade bond markets, including China, Indonesia and the Philippines, all of which trailed the benchmark.
•The fund also benefited from overweights in Mexico and Ecuador - two bond markets that outpaced the benchmark this year - and our security selection in Mexico.
•In contrast, the biggest detractor from performance versus the benchmark was security selection among U.S. Treasurys, which gained 4% for the year.
•Other noteworthy relative detractors included security selection in Brazil and Ghana.
•As of year-end, the top country overweights in the fund were Brazil, Mexico, Colombia, Chile and Guatemala. Underweights were most pronounced in China, the Philippines, Bahrain, Malaysia and Indonesia.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Fidelity® Series Emerging Markets Debt Fund $10,000 $11,570 $12,803 $12,206 $13,483 $14,123 $14,038 $12,009 $13,506 $14,572 $16,739 J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index $10,000 $11,019 $12,046 $11,491 $13,148 $13,921 $13,710 $11,526 $12,804 $13,641 $15,592 J.P. Morgan Emerging Markets Bond Index Global Diversified Index $10,000 $11,015 $12,145 $11,627 $13,376 $14,079 $13,826 $11,367 $12,628 $13,454 $15,377 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Emerging Markets Debt Fund 14.87% 3.46% 5.29% J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index 14.30% 2.29% 4.54% J.P. Morgan Emerging Markets Bond Index Global Diversified Index 14.30% 1.78% 4.40% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,631,689,997	$ 1,631,689,997
Holdings Count | shares	501	501
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,631,689,997
Number of Holdings	501
Total Advisory Fee	$0
Portfolio Turnover	24%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 2.8 AA 7.4 A 3.2 BBB 21.4 BB 24.9 B 12.4 CCC,CC,C 13.3 D 0.2 Not Rated 3.5 Equities 1.0 Short-Term Investments and Net Other Assets (Liabilities) 9.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 2.8 AA - 7.4 A - 3.2 BBB - 21.4 BB - 24.9 B - 12.4 CCC,CC,C - 13.3 D - 0.2 Not Rated - 3.5 Equities - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 9.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 56.3 Corporate Bonds 28.7 U.S. Treasury Obligations 2.8 Preferred Securities 1.3 Fixed-Income Funds 0.9 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 9.9 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 56.3 Corporate Bonds - 28.7 U.S. Treasury Obligations - 2.8 Preferred Securities - 1.3 Fixed-Income Funds - 0.9 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 9.9 United States 13.6 Mexico 6.6 Brazil 4.7 Colombia 4.4 Saudi Arabia 3.9 Chile 3.5 Turkey 3.5 United Arab Emirates 3.4 Argentina 3.3 Others 53.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 13.6 Mexico - 6.6 Brazil - 4.7 Colombia - 4.4 Saudi Arabia - 3.9 Chile - 3.5 Turkey - 3.5 United Arab Emirates - 3.4 Argentina - 3.3 Others - 53.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Argentine Republic 3.3 Turkish Republic 2.8 Arab Republic of Egypt 2.7 Dominican Republic Bond 2.7 Colombian Republic 2.5 Petroleos Mexicanos 2.4 Republic of Nigeria 2.3 United Mexican States 2.0 Romanian Republic 1.9 Saudi Arabian Oil Co 1.8 24.4